Total
MassMutual Short-Duration Bond Fund
MassMutual Short-Duration Bond Fund
The following information replaces similar information for the Fund found under the heading Performance Information in the section titled Average Annual Total Returns on page 10 of the Prospectus:
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MassMutual Short-Duration Bond Fund | Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)	(0.49%)	1.81%	1.38%

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